REVENUE RECOGNITION - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 122,548	$ 109,374
Contract assets, net	3,284	6,941
Contract liabilities	102,538	107,451
Long-term contract liabilities	$ 21,211	$ 22,868